Consolidated Statements of Cash Flows ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ 724,950	$ 105,108	¥ (1,177,120)	¥ (1,012,346)
Less: Net (loss) income related to discontinued operations	822,788	119,293	(912,879)	(731,884)
Net loss from continuing operations	(97,838)	(14,185)	(264,241)	(280,462)
Adjustments to reconcile net (loss) income to net cash (used in) generated from operating activities
Depreciation of property and equipment	158	23	537	779
Share-based compensation	9,101	1,320	42,254	20,520
Non-cash lease expenses	373	54	422	767
Leasehold termination loss	33	5
Fair value change of investments			5,205	3,696
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	726	105	12,665	(1,904)
Other non-current assets			(141)
Changes in operating lease assets and liabilities	(469)	(68)	(342)	(767)
Accrued payroll and other human resource expenses	3,001	435	(12,167)	(934)
Refund liabilities	(48,904)	(7,090)	25,334	15,105
Other current liabilities	15,439	2,238	(30,152)	3,893
Deferred revenue	(42,872)	(6,216)	(177,664)	97,746
Net cash flows used in continuing operating activities	(161,252)	(23,379)	(398,290)	(141,561)
Net cash flows generated from (used in) discontinued operating activities	(814,519)	(118,094)	(2,700,455)	485,846
NET CASH GENERATED FROM (USED IN) OPERATING ACTIVITIES	(975,771)	(141,473)	(3,098,745)	344,285
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			(93)	(523)
Purchase of short-term investments			(6,665,262)	(2,703,271)
Proceeds from maturity of short-term investments	42,863	6,215	6,852,756	627,858
Net cash flows (used in) generated from continuing investing activities	42,863	6,215	187,401	(2,075,936)
Net cash flows (used in) generated from discontinued investing activities	(1,213,154)	(175,891)	3,724,917	(718,293)
NET CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES	(1,170,291)	(169,676)	3,912,318	(2,794,229)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares and redeemable ordinary shares			291,641	1,716,310
Proceeds from issuance of Class A ordinary shares pursuant to IPO and over-allotment			269,201
Proceeds from exercise of stock options shares	26	4	380
Net cash flows generated from continuing financing activities	26	4	561,222	1,716,310
Net cash flows used in discontinued financing activities			(12,354)	(2,025)
NET CASH GENERATED FROM FINANCING ACTIVITIES	26	4	548,868	1,714,285
Effect of exchange rate changes	139,997	20,297	(56,743)	(105,183)
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,006,039)	(290,848)	1,305,698	(840,842)
Cash, cash equivalents and restricted cash at beginning of the year	2,137,947	309,973	832,249	1,673,091
Cash, cash equivalents and restricted cash at end of the year	131,908	19,125	2,137,947	832,249
Supplemental schedule of non-cash activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities of continuing operations	859	125	1,483
Deemed dividend				101,795
Accretion of convertible redeemable preferred shares and redeemable ordinary shares			2,217,489	837,856
Conversion of convertible redeemable preferred shares and redeemable ordinary shares into Class A ordinary shares			¥ 8,868,913